Property and Equipment Net - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	1,903	1,651	1,856